SHORT-TERM AND LONG-TERM DEBT - Components (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Feb. 29, 2020	Jul. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 1,652,432,000		$ 1,419,259,000
Current portion of debt	(85,879,000)		(68,340,000)
Long-term portion of debt issuance costs	(14,606,000)		(13,906,000)
Long-term debt	1,551,947,000		1,337,013,000
$100 million Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Face amount					$ 100,000,000
$629 Million Term Loan Facility
Debt Instrument [Line Items]
Face amount				$ 629,000,000
Floating rate debt
Debt Instrument [Line Items]
Total debt	1,157,523,000		1,088,905,000
Floating rate debt | $250 Million Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	250,000,000
Total debt	220,313,000		232,813,000
Floating rate debt | $100 million Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	100,000,000	$ 100,000,000
Floating rate debt | $50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Total debt	44,080,000		46,711,000
Floating rate debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Total debt	131,906,000		139,781,000
Floating rate debt | $629 Million Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	629,000,000
Total debt	613,512,000		513,200,000
Floating rate debt | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Total debt	147,712,000		156,400,000
Fix Rate Debt
Debt Instrument [Line Items]
Total debt	430,829,000		283,643,000
Fix Rate Debt | Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Total debt	271,381,000		283,643,000
Fix Rate Debt | Flex Volunteer Sale
Debt Instrument [Line Items]
Total debt	159,448,000		0
Line of Credit
Debt Instrument [Line Items]
Total debt	64,080,000		46,711,000
Line of Credit | $50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Face amount	50,000,000
Line of Credit | $70 Million Revolving Credit Facility
Debt Instrument [Line Items]
Face amount	70,000,000
Total debt	$ 64,080,000		$ 46,711,000